Accounts Receivable, Net (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts, beginning balance	$ 470,648
Allowance for doubtful accounts, ending balance	601,975	$ 470,648
Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts, beginning balance	470,648	140,282
Increase	137,435	337,913
Decrease
Effects of foreign exchange rate	(6,108)	(7,547)
Allowance for doubtful accounts, ending balance	$ 601,975	$ 470,648